Accounting for Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Accounting for Stock-Based Compensation [Abstract]
Impact of Total Compensation Expense

The following table reflects the impact of total compensation expense related to stock-based equity plans on the reported operating results for the respective periods (in thousands):

	Year Ended December 31,
	2011	2010	2009
Effect on income from continuing operations before income taxes	$(42,542)	$(38,779)	$(44,501)

Effect on net income	$(27,014)	$(24,625)	$(26,986)

Fair value of stock options

The fair value of stock options was estimated using the Black-Scholes option pricing model with the following assumptions during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	33.8%	33.7%	40.7%
Expected dividends	0	0	0
Expected term	4 years	3.1 years	4 years
Risk-free interest rate	1.63%	1.41%	1.64%

Options outstanding and exercisable

	Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term	Aggregate Intrinsic Value as of December 31, 2011
Outstanding at December 31, 2008	8,764,084	$30.97
Granted	1,313,000	19.43
Exercised	(680,898)	18.74
Forfeited and cancelled	(442,105)	31.27

Outstanding at December 31, 2009	8,954,081	30.19
Granted	1,447,500	33.89
Exercised	(2,194,862)	25.88
Forfeited and cancelled	(372,387)	29.80

Outstanding at December 31, 2010	7,834,332	32.08
Granted	1,505,000	35.87
Exercised	(623,341)	30.34
Forfeited and cancelled	(326,849)	33.69

Outstanding at December 31, 2011	8,389,142	$32.83	5.3 years	$120

Exercisable at December 31, 2011	5,884,262	$32.74	3.9 years	$74

Restricted stock outstanding

Restricted stock outstanding under the 2000 Plan and the 2009 Plan as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 was as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	1,684,207	$35.57
Granted	1,188,814	18.45
Vested	(965,478)	37.08
Forfeited	(10,002)	32.52

Unvested at December 31, 2009	1,897,541	24.09
Granted	1,099,000	33.83
Vested	(860,749)	27.04
Forfeited	(10,501)	27.84

Unvested at December 31, 2010	2,125,291	27.92
Granted	1,109,949	37.57
Vested	(1,009,959)	27.40
Forfeited	(17,669)	35.68

Unvested at December 31, 2011	2,207,612	32.95

Phantom stock and restricted stock

Phantom stock and RSUs outstanding as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 were as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	—	$—
Phantom Stock Granted February 25, 2009	42,906	18.18
RSUs Granted May 19, 2009	7,151	25.27
Vested	—	—
Forfeited	—	—

Unvested at December 31, 2009	50,057	19.19
RSUs Granted February 24, 2010	24,780	33.90
Vested	(21,449)	18.97
Forfeited	—	—

Unvested at December 31, 2010	53,388	26.11
RSUs Granted February 23, 2011	22,128	37.96
Vested	(22,560)	24.68
Forfeited	—	—

Unvested at December 31, 2011	52,956	31.67

Deferred Director's Fee

	Year Ended December 31,
	2011	2010	2009
Directors’ fees earned and deferred into plan	$220	$180	$80

Share equivalent units	9,974	5,207	3,284